Average Annual Total Returns - Class I2 - Transamerica International Equity	I2 1 Year	I2 5 Years	I2 Since Inception	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions Since Inception	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 1 Year	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) 5 Years	MSCI EAFE Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	6.85%	6.14%	5.76%	Mar. 01, 2011	6.66%	5.47%	5.04%	4.42%	4.78%	4.50%	8.28%	7.97%	5.50%